CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock Warrant [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2016		$ 11,627	$ 12,988	$ 4,241	$ (249)
Balance (in shares) at Dec. 31, 2016		4,650,808
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			24
Exercise of stock options		$ 10	4
Exercise of stock options (in shares)		3,738
Restricted stock vesting		$ 8	(8)
Restricted stock vesting (in shares)		3,334
Issuance of common stock		$ 0	0
Issuance of common stock (in shares)		0
Other comprehensive loss					(356)	$ (356)
Reclassification of certain tax effects				127	(127)
Net income				404		404
Balance at Dec. 31, 2017	$ 426	$ 11,645	13,008	4,772	(732)	$ 29,119
Balance (in shares) at Dec. 31, 2017		4,657,880				4,657,880
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			1
Exercise of stock options		$ 7	7
Exercise of stock options (in shares)		3,107
Restricted stock vesting		$ 0	0
Restricted stock vesting (in shares)		0
Issuance of common stock		$ 6,240	12,195
Issuance of common stock (in shares)		2,496,000
Other comprehensive loss					(260)	$ (260)
Reclassification of certain tax effects				(443)	443
Net income				2,952		2,952
Balance at Dec. 31, 2018	$ 426	$ 17,892	$ 25,211	$ 7,281	$ (549)	$ 50,261
Balance (in shares) at Dec. 31, 2018		7,156,987				7,156,987